Acquisition of the San Antonio gold project (Narrative) (Details) - San Antonio gold project [Member] $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2020 USD ($) shares
Disclosure of detailed information about business combination [line items]
Total purchase price	$ 68,054	$ 42.0
Cash paid	40,015	30.0
Issuance of common shares	$ 15,846	$ 12.0
Number of shares issued	1,011,374	1,011,374
Osisko's transaction costs	$ 5,865